CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Class A [Member]	Common Class B [Member]	Class A common shares Issuable [Member]	Additional paid-in capital [Member]	Statutory reserve [Member]	Retained earnings [Member]	Accumulated other comprehensive (loss) / income [Member]	Total TAL Education Group shareholders' equity [Member]	Non-controlling interest [Member]
Balance at Feb. 29, 2016	$ 440,736	$ 90	$ 72	$ 0	$ 108,403	$ 22,981	$ 306,382	$ (950)	$ 436,978	$ 3,758
Balance (in shares) at Feb. 29, 2016		90,309,532	71,456,000
Net income	112,490	$ 0	$ 0	0	0	0	116,880	0	116,880	(4,390)
Provision for statutory reserve	0	0	0	0	0	5,426	(5,426)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(19,463)	$ 2	$ 0	0	(19,465)	0	0	0	(19,463)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		1,726,874	0
Share-based compensation	36,115	$ 0	$ 0	0	36,115	0	0	0	36,115	0
Exercise of share options	1,674	$ 0	$ 0	0	1,674	0	0	0	1,674	0
Exercise of share options (in shares)		103,888	0
Foreign currency translation adjustment	(19,864)	$ 0	$ 0	0	0	0	0	(18,641)	(18,641)	(1,223)
Net unrealized gains on available-for-sale investments, net	75,460	0	0	0	0	0	0	75,460	75,460	0
Conversion of convertible bond to Class A common shares	4,501	$ 0	$ 0	0	4,501	0	0	0	4,501	0
Conversion of convertible bond to Class A common shares (in shares)		342,462	0
Business acquisitions	65,758	$ 1	$ 0	0	17,023	0	0	0	17,024	48,734
Business acquisitions (in shares)		647,859	0
Purchase of noncontrolling interest of consolidated subsidiaries	(16,543)	$ 0	$ 0	0	(6,283)	0	0	0	(6,283)	(10,260)
Purchase of noncontrolling interest of consolidated subsidiaries (in shares)		0	0
Balance at Feb. 28, 2017	680,864	$ 93	$ 72	0	141,968	28,407	417,836	55,869	644,245	36,619
Balance (in shares) at Feb. 28, 2017		93,130,615	71,456,000
Conversion of Class B common shares to Class A common shares	0	$ 1	$ (1)	0	0	0	0	0	0	0
Conversion of Class B common shares to Class A common shares (in shares)		900,000	(900,000)
Net income	194,663	$ 0	$ 0	0	0	0	198,440	0	198,440	(3,777)
Provision for statutory reserve	0	0	0	0	0	9,908	(9,908)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(13,998)	$ 2	$ 0	0	(14,000)	0	0	0	(13,998)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		2,314,190	0
Share-based compensation	47,150	$ 0	$ 0	0	47,150	0	0	0	47,150	0
Exercise of share options	2,127	$ 0	$ 0	0	2,127	0	0	0	2,127	0
Exercise of share options (in shares)		76,491	0
Foreign currency translation adjustment	47,469	$ 0	$ 0	0	0	0	0	46,145	46,145	1,324
Net unrealized gains on available-for-sale investments, net	34,556	0	0	0	0	0	0	34,556	34,556	0
Conversion of convertible bond to Class A common shares	214,422	$ 16	$ 0	0	214,406	0	0	0	214,422	0
Conversion of convertible bond to Class A common shares (in shares)		16,380,780	0
Business acquisitions	3,643	$ 0	$ 0	0	0	0	0	0	0	3,643
Business acquisitions (in shares)		0	0
Purchase of noncontrolling interest of consolidated subsidiaries	(25,041)	$ 0	$ 0	0	(6,928)	0	0	0	(6,928)	(18,113)
Purchase of noncontrolling interest of consolidated subsidiaries (in shares)		135,264	0
Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil	(4,245)	$ 0	$ 0	0	0	0	0	(4,245)	(4,245)	0
Capital injection from noncontrolling interests shareholders	20	0	0	0	0	0	0	0	0	20
Class A Common shares issued under private placement	500,000	$ 6	$ 0	0	499,994	0	0	0	500,000	0
Class A Common shares issued under private placement (in shares)		5,464,481	0
Cash dividend to shareholders	(41,166)	$ 0	$ 0	0	0	0	(41,166)	0	(41,166)	0
Balance at Feb. 28, 2018	1,640,464	$ 118	$ 71	0	884,717	38,315	565,202	132,325	1,620,748	19,716
Balance (in shares) at Feb. 28, 2018		118,401,821	70,556,000
Net income	364,514	$ 0	$ 0	0	0	0	367,236	0	367,236	(2,722)
Provision for statutory reserve	0	0	0	0	0	20,375	(20,375)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	0	$ 2	$ 0	0	(2)	0	0	0	0	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		2,073,711	0
Share-based compensation	76,720	$ 0	$ 0	0	76,720	0	0	0	76,720	0
Exercise of share options	3,297	$ 1	$ 0	0	3,296	0	0	0	3,297	0
Exercise of share options (in shares)		232,024	0
Foreign currency translation adjustment	(35,823)	$ 0	$ 0	0	0	0	0	(34,864)	(34,864)	(959)
Net unrealized gains on available-for-sale investments, net	15,837	0	0	0	0	0	0	15,837	15,837	0
Conversion of convertible bond to Class A common shares	5,800	$ 1	$ 0	0	5,799	0	0	0	5,800	0
Conversion of convertible bond to Class A common shares (in shares)		443,091	0
Exercise of capped call option	13,270	$ 0	$ 0	0	13,270	0	0	0	13,270	0
Business acquisitions	33,361	$ 0	$ 0	1,977	1,726	0	0	0	3,703	29,658
Business acquisitions (in shares)		20,502	0
Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil	(96,251)	$ 0	$ 0	0	0	0	0	(96,251)	(96,251)	0
Capital injection from noncontrolling interests shareholders	15	0	0	0	0	0	0	0	0	15
Class A Common shares issued under private placement	500,000	$ 5	$ 0	0	499,995	0	0	0	500,000	0
Class A Common shares issued under private placement (in shares)		5,329,922	0
Cumulative effect of initially applying new standard at Feb. 28, 2019	9,273	$ 0	$ 0	0	0	0	8,251	0	8,251	1,022
Balance at Feb. 28, 2019	$ 2,530,477	$ 127	$ 71	$ 1,977	$ 1,485,521	$ 58,690	$ 920,314	$ 17,047	$ 2,483,747	$ 46,730
Balance (in shares) at Feb. 28, 2019		126,501,071	70,556,000